Financial statements of Barclays PLC, Parent company accounts - Cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	£ 4,357	£ 3,494	[1]	£ 3,541	[1]
Other non-cash items	602	(4,366)		1,031
Net cash generated from operating activities	(12,295)	8,504		60,711
Net cash used in investing activities	(12,826)	677		3,502
Cash flows from financing activities
Issue of shares and other equity instruments	3,582	1,964		2,490
Proceeds of borrowings and issuance of subordinated debt	1,352	221		3,041
Coupons paid on other equity instruments	84	1,191		206
Net cash generated from financing activities	690	(6,787)		961
Net increase in cash and cash equivalents	(27,778)	6,554		60,502
Cash and cash equivalents at beginning of the year	211,166	204,612		144,110
Cash and cash equivalents at end of the year	183,387	211,166		204,612
Barclays PLC [member]
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	3,267	15,870	[2]	1,258	[2]
Dividends in specie	0	(14,294)		0
Other non-cash items	(582)	653		76
Changes in operating assets and liabilities	87	55		102
Net cash generated from operating activities	2,772	2,284		1,436
Capital contribution to and investment in subsidiary	(1,187)	(2,680)		(2,801)
Net cash used in investing activities	(1,187)	(2,680)		(2,801)
Cash flows from financing activities
Issue of shares and other equity instruments	3,597	1,953		2,581
Net increase in loans and advances to subsidiaries of the Parent	4,464	7,767		9,707
Net increase in debt securities in issue	2,588	9,174		6,503
Proceeds of borrowings and issuance of subordinated debt	1,194	0		3,019
Dividends paid	(1,019)	(680)		(392)
Coupons paid on other equity instruments	(813)	(752)		(639)
Net cash generated from financing activities	(1,585)	396		1,365
Net increase in cash and cash equivalents	0	0		0
Cash and cash equivalents at beginning of the year	0	0		0
Cash and cash equivalents at end of the year	0	0		0
Net cash generated from operating activities includes:
Dividends received	1,560	1,066		674
Interest received/(paid)	£ 214	£ (101)		£ (10)

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 143 m and 2017 by £ 123 m. Further detail can be found i n Note 1